Related Party Balances and Transactions (Details)				12 Months Ended
	Mar. 08, 2022 CNY (¥)	Mar. 08, 2022 USD ($)	Aug. 28, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 14, 2022	Mar. 15, 2022	Oct. 13, 2021	Mar. 15, 2020
Related Party Balances and Transactions (Details) [Line Items]
Proceed of short term debt, from related party				¥ 18,000,000	$ 2,584,499	¥ 18,000,000	¥ 10,710,000
Repayment of short term debt from related party				14,100,000	2,024,524	14,810,000	10,000,000
Interest rate								4.34%	4.30%	3.60%	4.65%
Receivables to be collected from related party				4,606,871	661,470
Feijia [Member]
Related Party Balances and Transactions (Details) [Line Items]
Purchase from related party				441,800	63,435
Shenzhen Quanjieyuan Enterprise Management Consulting Partnership [Member]
Related Party Balances and Transactions (Details) [Line Items]
Proceed of short term debt, from related party				500,000		1,500,000
Repayment of short term debt from related party				1,500,000		500,000
Minfang Cheng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Proceed of short term debt, from related party			¥ 600,000
Repayment of short term debt from related party	¥ 618,000	$ 88,734
Interest rate			6.00%
Interest expense from related party				6,000	861	12,000
Winpass [Member]
Related Party Balances and Transactions (Details) [Line Items]
Repayment of short term debt from related party				4,608,483	661,701	16,467,687	4,092,436
Receivables to be collected from related party						18,601,890	1,040,074
Cargo Link [Member]
Related Party Balances and Transactions (Details) [Line Items]
Repayment of short term debt from related party				153,101	21,983	364,588	¥ 11,480
Xiaogang Geng [Member]
Related Party Balances and Transactions (Details) [Line Items]
Proceed from related party				1,000,000	143,583	520,000
Repayment of debt to related party				1,190,000	170,864	330,000
Xiaohua Jia [Member]
Related Party Balances and Transactions (Details) [Line Items]
Proceed of short term debt, from related party				353,383	50,740	3,685,000
Repayment of short term debt from related party				683,383	98,122	3,355,000
Dun Zhao [Member]
Related Party Balances and Transactions (Details) [Line Items]
Proceed of short term debt, from related party						2,000,000
Repayment of short term debt from related party				2,060,000	295,782
Interest expense from related party				20,000	2,980	¥ 40,000
Interest rate						6.00%
Jianhong Huang [Member]
Related Party Balances and Transactions (Details) [Line Items]
Proceed of short term debt, from related party				¥ 4,942,000	$ 709,588